Financial Instruments - Summary of Fair Value of Financial Liabilities Other Than Amortised Cost (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of financial liabilities [line items]
Borrowings	₨ 579,475	$ 7,686	₨ 662,262	$ 8,784	₨ 581,588
Total	213,087	2,826	246,063
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial liabilities [line items]
Borrowings	580,521	7,700	661,853
Total	₨ 580,521	$ 7,700	₨ 661,853